Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade receivables [text block]

	As of December 31,
in 000€	2018	2017	2016
Trade receivables	38,764	36,572	27,990
Amortization receivables	(1,873)	(990)	(511)
Total	36,891	35,582	27,479

Disclosure of impairment loss (reversal of impairment loss) on trade receivables [text block]
in 000€
At January 1, 2016	(505)
Addition	(266)
Usage	190
Reversal	70
At December 31, 2016	(511)
At January 1, 2017	(511)
Addition	(620)
Usage	12
Reversal	129
At December 31, 2017	(990)
At January 1, 2018	(990)
Addition	(1,284)
Usage	182
Reversal	219
At December 31, 2018	(1,873)